Performance Management	Jan. 28, 2026
Brown Advisory Sustainable Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://www.brownadvisory.com/etf or by calling toll-free to 1-877-876-6383.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.brownadvisory.com/etf
Performance Availability Phone [Text]	1-877-876-6383
Brown Advisory Sustainable Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://www.brownadvisory.com/etf or by calling toll-free to 1-877-876-6383.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and aftertaxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new, and therefore has no performance history.
Performance Availability Website Address [Text]	https://www.brownadvisory.com/etf
Performance Availability Phone [Text]	1-877-876-6383
Brown Advisory Flexible Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at www.brownadvisory.com/etf or by calling toll-free to 1-877-876-6383.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
9.42%	(3.41)%
6/30/2025	3/31/2025

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.brownadvisory.com/etf
Performance Availability Phone [Text]	1-877-876-6383
Brown Advisory Flexible Equity ETF | Brown Advisory Flexible Equity ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	9.42%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(3.41%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Democratic Large Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling toll-free to 888-750-3369 (888-750-DEMZ).

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
13.82%	(14.14)%
6/30/2025	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and the Democratic Large Cap Core Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Phone [Text]	888-750-3369 (888-750-DEMZ)
Democratic Large Cap Core ETF | Democratic Large Cap Core ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	13.82%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(14.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
First Foundation Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class A shares’ performance from year to year for the past 10 years and by showing how the Fund’s Class A shares’ and Class Y shares’ average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart does not reflect the deduction of applicable sales charges for Class A shares. If sales charges had been reflected, the returns for Class A shares would be less than those shown below. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund operated as the Highland Fixed Income Fund (the “Predecessor Fixed Income Fund”) prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Fixed Income Fund on January 11, 2021 (the “Fixed Income Fund Reorganization”). As a result of the Fixed Income Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fixed Income Fund prior to the date of the Fixed Income Fund Reorganization. Accordingly, the performance shown for periods prior to the Fixed Income Fund Reorganization represents the performance of the Predecessor Fixed Income Fund. The Predecessor Fixed Income Fund’s returns in the bar chart and table have not been adjusted to reflect the Fund’s expenses. If the Predecessor Fixed Income Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Fixed Income Fund for that period.

Updated performance information is available by calling 800-838-0191 or by visiting the Fund’s website at https://www.firstfoundationinc.com/first-foundation-funds.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class A shares’ performance from year to year for the past 10 years and by showing how the Fund’s Class A shares’ and Class Y shares’ average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the deduction of applicable sales charges for Class A shares.
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
5.99%	(6.52)%
12/31/2023	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fixed Income Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2025 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A shares only. After-tax returns for Class Y shares will vary.

Returns after taxes on distributions and sale of Fund shared may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shared may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only.
Performance Availability Website Address [Text]	https://www.firstfoundationinc.com/first-foundation-funds
Performance Availability Phone [Text]	800-838-0191
First Foundation Fixed Income Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.99%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
First Foundation Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class A shares’ performance from year to year for the past 10 years and by showing how the Fund’s Class A shares’ and Class Y shares’ average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The bar chart does not reflect the deduction of applicable sales charges for Class A shares. If sales charges had been reflected, the returns for Class A shares would be less than those shown below. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund operated as the Highland Total Return Fund (the “Predecessor Total Return Fund”) prior to the Fund’s acquisition of the assets and liabilities of the Predecessor Total Return Fund on January 11, 2021 (the “Total Return Fund Reorganization”). As a result of the Total Return Fund Reorganization, the Fund assumed the performance and accounting history of the Predecessor Total Return Fund prior to the date of the Total Return Fund Reorganization. Accordingly, the performance shown for periods prior to the Total Return Fund Reorganization represents the performance of the Predecessor Total Return Fund. The Predecessor Total Return Fund’s returns in the bar chart and table have not been adjusted to reflect the Fund’s expenses. If the Predecessor Total Return Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Total Return Fund for that period.

The Predecessor Total Return Fund’s performance prior to February 1, 2015 reflects returns achieved when the Predecessor Total Return Fund was sub-advised by a different sub-adviser. If the Predecessor Total Return Fund’s latter management had been in place for the periods prior to February 1, 2015, the performance information shown for such periods would have been different.

Updated performance information is available by calling 800-838-0191 or by visiting the Fund’s website at https://www.firstfoundationinc.com/first-foundation-funds.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class A shares’ performance from year to year for the past 10 years and by showing how the Fund’s Class A shares’ and Class Y shares’ average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the deduction of applicable sales charges for Class A shares.
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
14.18%	(20.92)%
12/31/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Total Return Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2025 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A shares only. After-tax returns for Class Y shares will vary.

Returns after taxes on distributions and sale of Fund shared may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shared may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only.
Performance Availability Website Address [Text]	https://www.firstfoundationinc.com/first-foundation-funds
Performance Availability Phone [Text]	800-838-0191
First Foundation Total Return Fund | Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MetLife Opportunistic High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to February 28, 2025, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund.

Updated performance information is available by calling (800) 252-4993 or on the Internet at https://investments.metlife.com/mutual-fund-documents.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
10.94%	(16.81)%
(6/30/2020)	(3/31/2020)

Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

Performance Table Market Index Changed	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.
Performance Availability Website Address [Text]	https://investments.metlife.com/mutual-fund-documents
Performance Availability Phone [Text]	(800) 252-4993
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	10.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(16.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
MetLife Small Company Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Between September 14, 2022 and February 28, 2025, Mesirow Institutional Investment Management, Inc. served as investment adviser to the Fund, and prior to September 14, 2022, Mesirow Financial Investment Management, Inc. served as investment adviser to the Fund.

Updated performance information is available by calling (800) 252-4993 or on the Internet at https://investments.metlife.com/mutual-fund-documents.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
30.92%	(32.67)%
(12/31/2020)	(3/31/2020)

Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.

Performance Table Market Index Changed	Pursuant to new regulatory requirements, the Fund’s broad-based securities market index has changed from the Russell 2000 Index to the Russell 3000 Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for Institutional Shares only. After tax returns for Investor Shares will vary.
Performance Availability Website Address [Text]	https://investments.metlife.com/mutual-fund-documents
Performance Availability Phone [Text]	(800) 252-4993
MetLife Small Company Equity Fund | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	30.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(32.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
NICHOLAS PARTNERS SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Retail Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Retail Shares is not presented. Retail Shares would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Retail Shares are higher than the expenses of Institutional Shares, in which case the returns for Retail Shares would be lower than those of Institutional Shares.

Updated performance information is available on the Fund’s website at www.nicfunds.com or by calling toll-free to 1-833-810-7345.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
42.03%	(22.84)%
6/30/2020	6/30/2022

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index and an additional index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	www.nicfunds.com
Performance Availability Phone [Text]	1-833-810-7345
NICHOLAS PARTNERS SMALL CAP GROWTH FUND | Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	42.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(22.84%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Rayliant Wilshire NxtGen US Large Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and the Index.
Bar Chart Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and the Index. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://funds.rayliant.com or by calling toll-free to 866-898-1688.

Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
12.15%	(12.74)%
3/31/2024	6/30/2022

Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and the Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Market Index Changed	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the S&P 500 Index because the Adviser believes the S&P 500 Index better reflects the Fund’s investment universe.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Availability Website Address [Text]	https://funds.rayliant.com
Performance Availability Phone [Text]	866-898-1688
Rayliant Wilshire NxtGen US Large Cap Equity ETF | Rayliant Wilshire NxtGen US Large Cap Equity ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	12.15%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(12.74%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and the Index.
Bar Chart Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and the Index. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://funds.rayliant.com or by calling toll-free to 866-898-1688.

Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
19.09%	(10.21)%
6/30/2025	6/30/2022

Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and the Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Market Index Changed	Effective December 19, 2025, the Fund’s broad-based securities market index changed from the MSCI World Index (Net) (USD) to the MSCI Emerging Markets Index because the Adviser believes the MSCI Emerging Markets Index better reflects the Fund’s investment universe.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Availability Website Address [Text]	https://funds.rayliant.com
Performance Availability Phone [Text]	866-898-1688
Rayliant Wilshire NxtGen Emerging Markets Equity ETF | Rayliant Wilshire NxtGen Emerging Markets Equity ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	19.09%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(10.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Rayliant SMDAM Japan Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at https://funds.rayliant.com or by calling toll-free to 866-898-1688.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing the Fund’s performance for the 2025 calendar year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
18.75%	(3.59)%
6/30/2025	3/31/2025

Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Availability Website Address [Text]	https://funds.rayliant.com
Performance Availability Phone [Text]	866-898-1688
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	18.75%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(3.59%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Redwheel Global Emerging Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Class N Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Class N Shares is not presented. Class N Shares would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Class N Shares are higher than the expenses of Institutional Class Shares, in which case the returns for Class N Shares would be lower than those of Institutional Class Shares.

Updated performance information is available on the Fund’s website at https://www.redwheel.com or by calling 1-855-RWC-FUND.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
34.51%	(27.95)%
(12/31/2020)	(3/31/2020)

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for Class I Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only. After-tax returns for Class I Shares will vary.
Performance Availability Website Address [Text]	https://www.redwheel.com
Performance Availability Phone [Text]	1-855-RWC-FUND
Redwheel Global Emerging Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	34.51%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(27.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Redwheel Next Generation Power Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and more narrowly based indices with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The Fund operated as the Ecofin Global Renewables Infrastructure Fund (the “Ecofin Predecessor Fund”), a series of Managed Portfolio Series, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Ecofin Predecessor Fund on September 30, 2024 (the “Reorganization”). The Reorganization closed effective September 30, 2024. As a result of the Reorganization, A Class Shares and Institutional Class Shares of the Fund assumed the performance and accounting history of A Class Shares and Institutional Class Shares of the Ecofin Predecessor Fund, respectively. In addition, A Class Shares and Institutional Class Shares of the Ecofin Predecessor Fund acquired the performance and accounting history of Tortoise Global Renewables Infrastructure Fund Limited (the “Tortoise Predecessor Fund” and together with the Ecofin Predecessor Fund, the “Predecessor Funds”), an unregistered Cayman Islands limited liability company, on August 7, 2020. Accordingly, performance figures for the periods prior to August 7, 2020, represent the performance of the Tortoise Predecessor Fund, and performance figures for the period from August 7, 2020 through September 29, 2024 represent the performance of the Ecofin Predecessor Fund. From its inception through August 7, 2020, the Tortoise Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, or Subchapter M of the Code, which, if they had been applicable, might have adversely affected the Tortoise Predecessor Fund’s performance. The Tortoise Predecessor Fund’s performance was calculated using a methodology of time-weighted total returns from official net asset values. Since August 7, 2020, the Predecessor Fund’s performance and the Fund’s performance have been calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Tortoise Predecessor Fund.

The Predecessor Funds’ performance figures have not been adjusted to reflect the Fund’s expenses. If the Predecessor Funds’ performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the applicable Predecessor Fund for that period.

Updated performance information is available on the Fund’s website at https://www.redwheel.com or by calling 1-855-RWC-FUND.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and more narrowly based indices with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Returns – Institutional Class Shares
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
27.10%	(17.43)%
(12/31/2020)	09/30/2023

The performance information shown above is based on a calendar year and does not reflect the performance of A Class Shares, which will vary.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class Shares only. After-tax returns for A Class Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Does Reflect Sales Loads	The returns shown for A Class Shares reflect the maximum sales charge of 5.50%.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class Shares only. After-tax returns for A Class Shares will vary.
Performance Availability Website Address [Text]	https://www.redwheel.com
Performance Availability Phone [Text]	1-855-RWC-FUND
Redwheel Next Generation Power Infrastructure Fund | Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	27.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(17.43%)
Lowest Quarterly Return, Date	Sep. 30, 2023
SouthernSun Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class N Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.southernsunam.com or by calling 866-392-2626.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the AMG SouthernSun Small Cap Fund (the “Small Cap Predecessor Fund”) (the “Small Cap Reorganization”). After being approved by shareholders of the Small Cap Predecessor Fund, the Small Cap Reorganization occurred on February 16, 2021. As a result of the Small Cap Reorganization, Class N Shares and Class I Shares of the Fund assumed the performance and accounting history of Class N Shares and Class I Shares of the Small Cap Predecessor Fund, respectively, prior to the date of the Small Cap Reorganization. Accordingly, performance figures for Class N Shares and Class I Shares of the Fund for periods prior to the date of the Small Cap Reorganization represent the performance of Class N Shares and Class I Shares of the Small Cap Predecessor Fund, respectively. The Small Cap Predecessor Fund’s performance figures have not been adjusted to reflect the Fund’s expenses. If the Small Cap Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Small Cap Predecessor Fund for that period.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class N Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
29.58%	(34.80)%
12/31/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Class N Shares. After-tax returns for Class I Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class N Shares. After-tax returns for Class I Shares will vary.
Performance Availability Website Address [Text]	www.southernsunam.com
Performance Availability Phone [Text]	866-392-2626
SouthernSun Small Cap Fund | Class N Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.58%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SouthernSun U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class N Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.southernsunam.com or by calling 866-392-2626.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the AMG SouthernSun U.S. Equity Fund (the “U.S. Equity Predecessor Fund”) (the “U.S. Equity Reorganization”). After being approved by shareholders of the U.S. Equity Predecessor Fund, the U.S. Equity Reorganization occurred on February 16, 2021. As a result of the U.S. Equity Reorganization, Class N Shares and Class I Shares of the Fund assumed the performance and accounting history of Class N Shares and Class I Shares of the U.S. Equity Predecessor Fund, respectively. Accordingly, performance figures for Class N Shares and Class I Shares of the Fund for periods prior to the date of the U.S. Equity Reorganization represent the performance of Class N Shares and Class I Shares of the U.S. Equity Predecessor Fund, respectively. The U.S. Equity Predecessor Fund’s performance figures have not been adjusted to reflect the Fund’s expenses. If the U.S. Equity Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the U.S. Equity Predecessor Fund for that period.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Class N Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]
Best Quarter	Worst Quarter
30.00%	(37.03)%
6/30/2020	3/31/2020

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and other more narrowly based indices with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Class N Shares. After-tax returns for Class I Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class N Shares. After-tax returns for Class I Shares will vary.
Performance Availability Website Address [Text]	www.southernsunam.com
Performance Availability Phone [Text]	866-392-2626
SouthernSun U.S. Equity Fund | Class N Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.00%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(37.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020